Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes, net of tax, in accumulated other comprehensive income (loss) were as follows:

(dollars in millions)	Unrealized Gains (Losses) Available-for-Sale Securities	Retirement Plan Liabilities Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income (Loss)

Year Ended December 31, 2017
Balance at beginning of period	$(1)	$(4)	$(1)	$(6)
Other comprehensive income before reclassifications	14	3	4	21
Reclassification adjustments from accumulated other comprehensive loss	(9)	—	—	(9)
Balance at end of period	$4	$(1)	$3	$6

Year Ended December 31, 2016
Balance at beginning of period	$(14)	$(19)	$—	$(33)
Other comprehensive income before reclassifications	23	15	3	41
Reclassification adjustments from accumulated other comprehensive loss	(10)	—	(4)	(14)
Balance at end of period	$(1)	$(4)	$(1)	$(6)

Year Ended December 31, 2015
Balance at beginning of period	$12	$(13)	$4	$3
Other comprehensive loss before reclassifications	(18)	(6)	(4)	(28)
Reclassification adjustments from accumulated other comprehensive loss	(8)	—	—	(8)
Balance at end of period	$(14)	$(19)	$—	$(33)

Schedule of reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification adjustments from accumulated other comprehensive income (loss) to the applicable line item on our consolidated statements of operations were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Unrealized gains on investment securities:
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	$14	$15	$12
Income tax effect	(5)	(5)	(4)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, net of taxes	9	10	8

Unrealized gains on foreign currency translation adjustments:
Reclassification from accumulated other comprehensive income (loss) to other revenues	—	4	—
Total	$9	$14	$8